UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10335

Name of Fund:  BlackRock New Jersey Municipal Income Trust (BNJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 04/30/2016

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock New Jersey Municipal Income Trust (BNJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 136.8%
Corporate — 9.5%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$1,790	$70,705
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	2,400	2,643,720
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, Series B, 5.63%, 11/15/30	5,160	5,911,554
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	1,500	1,700,400
Series B, 5.60%, 11/01/34	1,275	1,442,752

		11,769,131
County/City/Special District/School District — 30.8%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	5,630	5,801,264
City of Bayonne New Jersey, GO, Refunding Qualified General Improvement:
5.00%, 7/01/33	490	577,230
5.00%, 7/01/35	755	885,056
City of Margate New Jersey, GO, Refunding, Improvement, 5.00%, 1/15/28	1,085	1,257,038
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (c)	1,990	2,030,218
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	1,440	1,934,482
5.50%, 10/01/29	2,630	3,566,201
County of Hudson New Jersey Improvement Authority, RB:
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	2,000	2,203,440
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	2,400	2,633,376
Hudson County Vocational-Techical Schools Project, 5.25%, 5/01/51 (d)	775	923,366

Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (continued)
County of Mercer Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	$775	$909,362
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,000	1,263,990
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	740	868,264
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	2,185	2,455,263
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	860	1,007,206
New Brunswick Parking Authority, Refunding RB, Series A, 5.00%, 9/01/39 (d)	380	450,874
New Jersey EDA, RB, Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 4/01/31	5,000	6,039,700
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	3,079,925

		37,886,255
Education — 26.3%
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	185	191,915
Leap Academy Charter School, Series A, 6.20%, 10/01/44	140	144,623
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,678,530
Team Academy Charter School Project, 6.00%, 10/01/33	1,490	1,734,762
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (c):
5.63%, 8/01/34	415	435,194
5.88%, 8/01/44	290	303,868

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2016	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	$2,070	$2,236,780
Montclair State University, Series J, 5.25%, 7/01/18 (e)	580	635,599
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (e)	785	856,027
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	2,445	2,643,583
Georgian Court University, Series D, 5.00%, 7/01/33	250	259,722
Kean University, Series A, 5.50%, 9/01/36	2,060	2,320,137
Montclair State University, Series A, 5.00%, 7/01/44	4,570	5,245,720
Montclair State University, Series B, 5.00%, 7/01/34 (d)	585	704,398
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	660	744,652
Ramapo College, Series B, 5.00%, 7/01/42	265	297,428
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (e)	1,450	1,737,593
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	1,870	2,104,386
Series 1A, 5.00%, 12/01/25	380	399,536
Series 1A, 5.00%, 12/01/26	245	257,064
Series 1A, 5.25%, 12/01/32	500	543,680
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	1,000	1,157,550
5.00%, 7/01/42	500	576,630
5.00%, 7/01/45	1,345	1,530,341

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
Rutgers-The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$3,145	$3,632,097

		32,371,815
Health — 9.5%
New Jersey EDA, Refunding RB:
Lions Gate Project, 5.25%, 1/01/44	430	450,275
Seabrook Village, Inc. Facility, 5.25%, 11/15/16 (e)	500	512,595
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	710	758,954
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	750	885,000
Virtua Health, Series A (AGC), 5.50%, 7/01/38	1,250	1,403,887
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/37	900	1,083,393
AHS Hospital Corp., 6.00%, 7/01/41	1,045	1,256,226
Princeton Healthcare System, 5.00%, 7/01/39	835	978,044
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	1,740	1,788,877
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	580	683,118
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	1,605	1,865,475

		11,665,844
Housing — 5.1%
County of Middlesex New Jersey Improvement Authority, RB, Administration Building Residential Project, AMT (Fannie Mae), 5.35%, 7/01/34	1,400	1,417,486
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	1,185	1,260,686

2	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, RB (continued):
S/F Housing, Series AA, 6.38%, 10/01/28	$250	$258,823
S/F Housing, Series AA, 6.50%, 10/01/38	170	175,804
S/F Housing, Series CC, 5.00%, 10/01/34	805	845,789
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,300,620

		6,259,208
State — 13.8%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/26 (f)	6,000	4,619,940
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,365	1,609,649
School Facilities Construction (AGC), 5.50%, 12/15/18 (e)	1,935	2,171,186
School Facilities Construction (AGC), 5.50%, 12/15/34	1,065	1,168,625
New Jersey EDA, Refunding RB, Cigarette Tax:
5.00%, 6/15/26	810	879,206
(AGM), 5.00%, 6/15/22	2,940	3,414,781
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,350	2,515,252
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	600	654,624

		17,033,263
Transportation — 40.9%
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/35	85	87,616
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	1,380	1,606,886
Series D, 5.00%, 1/01/40	800	899,664
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	5,000	5,629,350

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	$4,075	$4,717,301
Series A, 5.00%, 1/01/43	500	576,010
Series E, 5.25%, 1/01/40	1,970	2,161,129
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (f)	4,000	2,036,960
Transportation Program, Series AA, 5.00%, 6/15/38	2,850	3,031,716
Transportation Program, Series AA, 5.25%, 6/15/41	1,560	1,700,338
Transportation System, 6.00%, 12/15/38	945	1,043,828
Transportation System, Series A, 6.00%, 6/15/35	4,135	4,735,154
Transportation System, Series A, 5.88%, 12/15/38	1,770	1,949,460
Transportation System, Series A, 5.50%, 6/15/41	2,000	2,184,220
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,089,750
Transportation System, Series AA, 5.50%, 6/15/39	2,260	2,500,803
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, Special Project:
Series 6, AMT (NPFGC), 5.75%, 12/01/22	6,000	6,133,080
Series 8, 6.00%, 12/01/42	1,430	1,678,348
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	1,750	1,910,493
166th Series, 5.25%, 7/15/36	4,000	4,671,320

		50,343,426
Utilities — 0.9%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (f)	2,000	1,173,240
Total Municipal Bonds — 136.8%		168,502,182

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2016	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Jersey — 25.0%
County/City/Special District/School District — 5.2%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$5,710	$6,369,505
Education — 1.4%
Rutgers-The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (e)	1,501	1,684,109
State — 5.2%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (e)	987	1,120,271
6.00%, 12/15/34	2,013	2,284,474
New Jersey EDA, Refunding RB, School Facilities Construction, 5.00%, 3/01/29 (h)	2,787	3,003,049

		6,407,794
Transportation — 13.2%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (h)	4,700	5,440,814
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	2,000	2,096,340
Series B, 5.25%, 6/15/36 (h)	2,501	2,692,096
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	3,497	3,871,064

Municipal Bonds Transferred to Tender Option Bond Trusts (g)	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$2,039	$2,194,887

		16,295,201
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.0%		30,756,609
Total Long-Term Investments (Cost — $182,745,250) — 161.8%		199,258,791

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.00% (i)(j)	202,840	202,840
Total Short-Term Securities (Cost — $202,840) — 0.2%		202,840
Total Investments (Cost — $182,948,090*) — 162.0%		199,461,631
Other Assets Less Liabilities — 0.1%		94,376
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.1)%		(17,316,925)
VRDP Shares, at Liquidation Value — (48.0)%		(59,100,000)

Net Assets Applicable to Common Shares — 100.0%		$123,139,082

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$165,837,859

Gross unrealized appreciation	$18,337,335
Gross unrealized depreciation	(2,018,472)

Net unrealized appreciation	$16,318,863

Notes to Schedule of Investments

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.

(e)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Zero-coupon bond.

(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(h)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020 is $7,519,842.

4	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

(i)	During the period ended April 30, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at April 30, 2016	Income
BIF New Jersey Municipal Money Fund	1,096,513	(893,673)	202,840	$117

(j)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(3)	5-Year U.S. Treasury Note	June 2016	$362,742	$1,262
(38)	10-Year U.S. Treasury Note	June 2016	$4,942,375	23,376
(12)	Long U.S. Treasury Bond	June 2016	$1,959,750	27,344
(1)	Ultra U.S. Treasury Bond	June 2016	$171,344	2,498
Total				$54,480

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2016	5

Schedule of Investments (continued)	BlackRock New Jersey Municipal Income Trust (BNJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$199,258,791	—	$199,258,791
Short-Term Securities	$202,840	—	—	202,840

Total	$202,840	$199,258,791	—	$199,461,631

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$54,480	—	—	$54,480

[1]    See above Schedule of Investments for values in each sector.

[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

6	BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Income Trust (BNJ)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$98,750	—	—	$98,750
Liabilities:
Bank overdraft	—	$(63,992)	—	(63,992)
TOB Trust Certificates	—	(17,304,909)	—	(17,304,909)
VMTP Shares	—	(59,100,000)	—	(59,100,000)

Total	$98,750	$(76,468,901)	—	$(76,370,151)

During the period ended April 30, 2016, there were no transfers between levels.

BLACKROCK NEW JERSEY MUNICIPAL INCOME TRUST	APRIL 30, 2016	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Income Trust

Date:	June 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Income Trust

Date:	June 22, 2016